Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001817713
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Janux Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40475
Entity Tax Identification Number	82-2289112
Entity Address, Address Line One	10955 Vista Sorrento Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	751-4493
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	JANX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false